SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Revenue Recognition
Minimum down payment received on VOI sales (as a percent)	0.10
Period of mortgage payable to ILG in monthly installments, including interest	10 years
Provision for Loan and Lease Losses	$ 1.9	$ 0.3
Minimum
Revenue Recognition
Period of mortgage receivable including interest	5 years
Maximum
Revenue Recognition
Period of mortgage receivable including interest	10 years
Exchange And Rental | Minimum
Revenue Recognition
Terms of the applicable memberships	1 year
Exchange And Rental | Maximum
Revenue Recognition
Terms of the applicable memberships	5 years